STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		2,989,468
Airlines - 1.0%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,438,765		2,872,520
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,521,649		3,025,539
				5,898,059
Automobiles & Components - 1.9%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		2,884,462
General Motors Financial Co., Sr. Unscd. Notes	6.05	10/10/2025	5,000,000		5,047,202
Toyota Motor Credit Corp., Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,477,028
				11,408,692
Banks - 10.0%
Bank of America Corp., Sub. Notes, Ser. L	3.95	4/21/2025	5,775,000		5,647,869
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	3,050,000		2,994,889
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		3,442,398
Citigroup Inc., Sub. Bonds	4.40	6/10/2025	5,450,000		5,362,840
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	5,750,000		5,401,550
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a]	4,875,166
HSBC Holdings PLC, Sr. Unscd. Notes	0.73	8/17/2024	3,250,000		3,111,723
HSBC Holdings PLC, Sr. Unscd. Notes	0.98	5/24/2025	1,250,000		1,150,386
HSBC Holdings PLC, Sr. Unscd. Notes	2.25	11/22/2027	1,785,000		1,539,647
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b,c]	3,529,153
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	2,500,000		2,483,805
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	3,710,000	[b]	3,675,490
Santander UK PLC, Sr. Unscd. Notes	2.10	1/13/2023	4,000,000		3,985,309
Societe Generale SA, Sub. Notes	4.75	11/24/2025	3,500,000	[a]	3,335,735
Sumitomo Mitsui Financial Group Inc., Sr. Unscd. Notes	0.95	1/12/2026	3,475,000		3,066,026
The Goldman Sachs Group Inc., Sr. Unscd. Notes	1.95	10/21/2027	6,400,000		5,606,245
				59,208,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Beverage Products - .8%
Anheuser-Busch Inbev Worldwide Inc., Gtd. Notes	4.75	1/23/2029	4,955,000	4,956,944
Commercial & Professional Services - .6%
Global Payments Inc., Sr. Unscd. Notes	4.00	6/1/2023	3,600,000	3,573,042
Consumer Discretionary - .6%
WarnerMedia Holdings Inc., Gtd. Notes	3.76	3/15/2027	3,665,000	[a] 3,341,814
Diversified Financials - 3.4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	2,400,000	2,118,353
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	5,000,000	4,398,872
Air Lease Corp., Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,461,930
American Express Co., Sr. Unscd. Notes	3.38	5/3/2024	3,350,000	3,285,087
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,418,100
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	[b] 1,072,021
Ares Capital Corp., Sr. Unscd. Notes	3.88	1/15/2026	1,500,000	1,379,964
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,007,249
				20,141,576
Energy - 1.8%
Cimarex Energy Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,361,981
ONEOK Inc., Gtd. Notes	4.00	7/13/2027	3,400,000	3,192,025
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,504,629
Spectra Energy Partners LP, Gtd. Notes	3.50	3/15/2025	2,760,000	2,664,123
				10,722,758
Food Products - .6%
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,376,626
Health Care - 4.6%
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,204,201
Amgen Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,601,599
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	3,540,000	3,163,249
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	4,000,000	3,891,152
Elevance Health Inc., Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,860,814
Humana Inc., Sr. Unscd. Notes	0.65	8/3/2023	2,275,000	2,208,054
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	5,005,000	4,718,518
UnitedHealth Group Inc., Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,624,795
				27,272,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Industrial - 2.3%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,830,000	2,540,315
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	5,000,000	[b] 4,453,031
Parker-Hannifin Corp., Sr. Unscd. Notes	2.70	6/14/2024	3,325,000	3,197,303
Snap-On Inc., Sr. Unscd. Notes	3.25	3/1/2027	3,300,000	3,143,739
				13,334,388
Information Technology - 2.2%
Fiserv Inc., Sr. Unscd. Notes	3.50	7/1/2029	4,000,000	3,611,901
Microsoft Corp., Sr. Unscd. Notes	3.13	11/3/2025	3,710,000	3,605,717
Oracle Corp., Sr. Unscd. Notes	2.50	4/1/2025	6,000,000	5,678,219
				12,895,837
Internet Software & Services - 1.5%
Amazon.com Inc., Sr. Unscd. Notes	0.80	6/3/2025	4,600,000	4,225,998
eBay Inc., Sr. Unscd. Notes	1.90	3/11/2025	4,750,000	[b] 4,460,581
				8,686,579
Media - .5%
Discovery Communications LLC, Gtd. Notes	4.90	3/11/2026	3,150,000	3,063,586
Metals & Mining - .5%
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	3,500,000	[a] 3,171,505
Municipal Securities - 3.2%
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	2,928,575
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,022,266
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,244,383
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,538,264
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,666,959
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	4,593,716
				18,994,163
Real Estate - 1.5%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	2,600,000	2,025,296
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	2,375,000	2,118,760
Hudson Pacific Properties LP, Gtd. Notes	3.25	1/15/2030	2,000,000	1,568,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Real Estate - 1.5% (continued)
UDR Inc., Gtd. Notes	2.95	9/1/2026	3,620,000	3,325,493
				9,037,824
Retailing - 1.3%
Target Corp., Sr. Unscd. Notes	2.25	4/15/2025	3,300,000	3,140,926
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	5,500,000	4,621,634
				7,762,560
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Sr. Unscd. Notes	4.00	4/15/2029	4,000,000	[a] 3,652,099
Microchip Technology Inc., Sr. Unscd. Notes	0.97	2/15/2024	4,000,000	3,785,735
				7,437,834
Technology Hardware & Equipment - .5%
Apple Inc., Sr. Unscd. Notes	2.05	9/11/2026	3,430,000	3,160,624
Telecommunication Services - 3.0%
AT&T Inc., Sr. Unscd. Notes	1.65	2/1/2028	6,750,000	5,799,800
Motorola Solutions Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,306,041
T-Mobile USA Inc., Sr. Unscd. Notes	3.88	4/15/2030	4,700,000	4,321,182
Verizon Communications Inc., Sr. Unscd. Notes	2.63	8/15/2026	5,900,000	5,493,557
				17,920,580
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	3,087,676	2,677,540
U.S. Government Agencies Mortgage-Backed - .4%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			326,585	[d] 329,092
Federal National Mortgage Association:
2.91%, 4/1/2026			2,000,000	[d] 1,900,696
				2,229,788
U.S. Government Agencies Obligations - 5.9%
Federal Farm Credit Bank Funding Corp., Bonds	3.33	4/12/2027	6,845,000	6,536,854
Federal Home Loan Bank, Bonds	2.20	3/28/2025	2,400,000	2,271,884
Federal Home Loan Bank, Bonds	2.75	3/25/2027	6,750,000	6,315,459
Federal Home Loan Bank, Bonds	3.00	3/25/2027	6,800,000	6,390,603
Federal Home Loan Mortgage Corp., Notes	4.05	8/28/2025	4,900,000	[d] 4,800,348
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[d] 8,335,005
				34,650,153

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6% (continued)
U.S. Treasury Securities - 47.5%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2025	2,287,800	[e]	2,193,695
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,515,920	[e]	12,896,576
U.S. Treasury Notes	0.25	9/30/2025	5,440,000		4,895,256
U.S. Treasury Notes	0.25	10/31/2025	4,720,000		4,230,945
U.S. Treasury Notes	0.63	5/15/2030	5,950,000		4,783,707
U.S. Treasury Notes	0.75	1/31/2028	3,000,000	[b]	2,570,039
U.S. Treasury Notes	0.88	1/31/2024	6,000,000		5,745,000
U.S. Treasury Notes	1.13	2/28/2025	32,705,000		30,526,796
U.S. Treasury Notes	1.38	2/15/2023	13,000,000	[b]	12,920,983
U.S. Treasury Notes	1.38	11/15/2031	7,000,000		5,791,680
U.S. Treasury Notes	1.63	5/15/2026	7,255,000		6,698,405
U.S. Treasury Notes	1.63	8/15/2029	3,775,000		3,315,659
U.S. Treasury Notes	2.00	4/30/2024	16,670,000		16,076,131
U.S. Treasury Notes	2.38	2/29/2024	15,000,000	[b]	14,596,289
U.S. Treasury Notes	2.50	3/31/2023	17,250,000	[b]	17,134,337
U.S. Treasury Notes	2.50	3/31/2027	6,975,000		6,588,105
U.S. Treasury Notes	2.63	4/15/2025	7,355,000		7,087,807
U.S. Treasury Notes	2.63	2/28/2023	17,500,000		17,422,047
U.S. Treasury Notes	2.75	4/30/2023	17,500,000		17,367,737
U.S. Treasury Notes	2.75	7/31/2027	6,250,000		5,956,055
U.S. Treasury Notes	2.88	4/30/2029	5,345,000		5,066,058
U.S. Treasury Notes	2.88	11/30/2023	11,500,000	[b]	11,286,718
U.S. Treasury Notes	3.00	7/31/2024	17,000,000	[b]	16,599,902
U.S. Treasury Notes	3.00	7/15/2025	11,000,000		10,683,750
U.S. Treasury Notes	3.13	8/15/2025	3,635,000	[b]	3,541,143
U.S. Treasury Notes	3.13	11/15/2028	8,890,000	[b]	8,561,834
U.S. Treasury Notes	3.50	9/15/2025	16,000,000	[b]	15,744,375
U.S. Treasury Notes	4.38	10/31/2024	10,875,000		10,873,301
				281,154,330
Utilities - .7%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	5,000,000		4,254,756
Total Bonds and Notes (cost $618,509,112)			583,321,639

Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T Inc., Ser. A (cost $5,125,000)	5.00		205,000		4,048,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,357,119)	3.94	2,357,119	[f] 2,357,119

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,371,840)	3.94	6,371,840	[f] 6,371,840
Total Investments (cost $632,363,071)		100.7%	596,099,348
Liabilities, Less Cash and Receivables		(0.7%)	(4,377,743)
Net Assets		100.0%	591,721,605

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $18,376,319 or 3.11% of net assets.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $97,134,705 and the value of the collateral was $99,732,709, consisting of cash collateral of $6,371,840 and U.S. Government & Agency securities valued at $93,360,869. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	243,615,665	-	243,615,665
Equity Securities - Preferred Stocks	4,048,750	-	-	4,048,750
Investment Companies	8,728,959	-	-	8,728,959
Municipal Securities	-	18,994,163	-	18,994,163
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	2,677,540	-	2,677,540
U.S. Government Agencies Mortgage-Backed	-	2,229,788	-	2,229,788
U.S. Government Agencies Obligations	-	34,650,153	-	34,650,153
U.S. Treasury Securities	-	281,154,330	-	281,154,330

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized depreciation on investments was $36,263,723, consisting of $223,900 gross unrealized appreciation and $36,487,623 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.